6. CONVERTIBLE DEBT	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
6. CONVERTIBLE DEBT

On April 23, 2014, the Company entered into a securities purchase agreement (the “Purchase Agreement”), with Magna Equities II, LLC (formerly Hanover Holdings I, LLC), an affiliate of Magna Group (“Magna”). Pursuant to the Purchase Agreement, the Company sold Magna a 6% senior convertible note with an initial principal amount of $1.5 million and an 18-month term (the “Initial Convertible Note”), for a purchase price of $1.0 million (an approximately 33.3% original issue discount). Additionally, pursuant to the Purchase Agreement, on May 23, 2014 Magna purchased an additional senior convertible note with an initial principal amount of $2.0 million and an 18-month term (the “Additional Convertible Note” and, with the Initial Convertible Note, (the “Convertible Notes”), for a fixed purchase price of $2.0 million.

Pursuant to the terms of the Initial Convertible Note, $500,000 of the outstanding principal amount (together with any accrued and unpaid interest with respect to such portion) was automatically extinguished (without any cash payment by the Company) upon satisfaction of certain conditions.

Subject to certain limitations, the Convertible Notes are convertible at any time, in whole or in part, at Magna’s option, into shares of the Company’s common stock, at a conversion price equal to the lesser of $0.55 per share and a discount from the lowest daily volume-weighted average price of the Company’s common stock in the five trading days prior to conversion. The discount is 20% if the conversion takes place prior to December 19, 2014 (November 20, 2014 for the initial Convertible Note, pursuant to a November 21, 2014 agreement described in Note 10, Subsequent Event), and 25% if after that date. At no time will Magna be entitled to convert any portion of the Convertible Notes to the extent that after such conversion, Magna (together with its affiliates) would beneficially own more than 9.99% of the outstanding shares of the Company’s common stock as of such date. As long as Magna or its affiliates beneficially own any of the shares issued upon conversion, they may not engage in any “short sale” transactions in the Company’s common stock and may not sell more than the greater of $15,000 or 15% of the trading volume of the common stock in any single trading day.

The Convertible Notes include customary event of default provisions and a default interest rate of 16%. Upon the occurrence of an event of default, Magna may require the Company to pay in cash the “Event of Default Redemption Price,” which is defined in the Convertible Notes to mean the greater of (i) the product of (A) the amount to be redeemed multiplied by (B) 135% (or 100% if an insolvency related event of default) and (ii) the product of (X) the conversion price in effect at that time multiplied by (Y) the product of (1) 135% (or 100% if an insolvency related event of default) multiplied by (2) the greatest closing sale price of the common stock on any trading day during the period commencing on the date immediately preceding such event of default and ending on the date the Company makes the entire payment required to be made under this provision.

The Company paid to Magna a commitment fee for entering into the Purchase Agreement in the form of 321,820 shares of common stock. The Company also paid $50,000 of reasonable attorneys’ fees and expenses incurred by Magna in connection with the transaction. Total debt issuance costs incurred on the Senior Convertible Note was approximately $889,000. This amount is being amortized over 18 months. Approximately $148,000 and $213,000 were recorded as expense in the three and nine months ended September 30, 2014, respectively.

In connection with the sale of the Convertible Notes, the Company issued its placement agent warrants exercisable for 200,000 shares of common stock at $0.50 per share with an expiration date of April 23, 2019, and warrants exercisable for 561,798 shares of common stock at $0.45 per share with an expiration date of May 22, 2019.

As of September 30, 2014, the Company had issued a total of 2,364,929 shares of common stock, in conjunction with conversions of the Convertible Notes.